FAIR VALUE DISCLOSURES - Reconciliation of the Changes in Level 3 Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Contingent Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 0	$ 0
Purchases, issuances, and settlements	0	0
LTIP liability recorded with acquisition of the Bode Companies	7,000
LTIP payments	0
Total (gains) losses included in net loss	0	0
Ending Balance	7,000	0
Convertible Note embedded derivative | Convertible Debt Securities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	1,643	12,503
Purchases, issuances, and settlements	0	0
LTIP liability recorded with acquisition of the Bode Companies	0
LTIP payments	0
Total (gains) losses included in net loss	15,530	(10,860)
Ending Balance	17,173	1,643
Warrants | Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	662	3,224
Purchases, issuances, and settlements	0	0
LTIP liability recorded with acquisition of the Bode Companies	0
LTIP payments	0
Total (gains) losses included in net loss	4,195	(2,562)
Ending Balance	$ 4,857	$ 662